UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:1

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark A Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark A. Lazarczyk       Goshen, New York                December 31, 2010
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		78
Form 13F Information Table Value Total:		$104,717

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      633     7345 SH	     SOLE	              7345        0      0
AMGEN INC		       COM		031162100      283     5158 SH	     SOLE		      5158        0      0
AT & T INC		       COM		00206R102     1712    58272 SH	     SOLE		     58272        0      0
AUTO DATA PROCESSING	       COM		053015103     1070    23122 SH	     SOLE		     23122        0      0
BANK AMERICA CORP	       COM		060505104     2152   161336 SH 	     SOLE		    161336        0      0
BANK OF NY MELLON CORP	       COM		064058100     1266    41927 SH	     SOLE		     41927        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      767   141064 SH	     SOLE		    141064        0      0
BEST BUY INC		       COM		086516101     1242    36237 SH	     SOLE		     36237        0      0
BLACKROCK INC		       COM		09247X101      586     3079 SH	     SOLE		      3079        0      0
BOEING CO		       COM		097023105      594     9110 SH	     SOLE		      9110        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1930    72893 SH	     SOLE		     72893        0      0
C V S CORP DEL		       COM		126650100     2215    63720 SH	     SOLE		     63720        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1228    32065 SH	     SOLE		     32065        0      0
CAREFUSION CORP		       COM		14170T101      217     8468 SH	     SOLE		      8468        0      0
CHEVRONTEXACO CORP	       COM		166764100     4016    44018 SH	     SOLE		     44018        0      0
CHUBB CORPORATION	       COM		171232101     2093    35100 SH	     SOLE		     35100        0      0
CISCO SYSTEMS INC	       COM		17275R102     2248   111135 SH       SOLE		    111135        0      0
CITRIX SYSTEMS INC	       COM		177376100     2597    37975 SH	     SOLE		     37975        0      0
COMMERCIAL METALS CO	       COM		201723103      972    58618 SH	     SOLE		     58618        0      0
CONOCOPHILLIPS 		       COM		20825c104     2646    38865 SH	     SOLE		     38865	  0	 0
CORNING INC		       COM		219350105      440    22779 SH	     SOLE		     22779	  0	 0
COVIDIEN LTD		       COM		G2552X108      675    14790 SH	     SOLE		     14790	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      322     9459 SH	     SOLE		      9459	  0	 0
E M C CORP MASS		       COM		268648102      929    40575 SH	     SOLE		     40575        0      0
EMERSON ELECTRIC CO	       COM		291011104     2711    47423 SH	     SOLE		     47423        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4103    56113 SH	     SOLE		     56113        0      0
Frontier Communcations Corp    COM		35906A108      135    13947 SH 	     SOLE		     13947	  0	 0
GENERAL ELECTRIC COMPANY       COM		369604103     2406   131567 SH	     SOLE		    131567        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1622     9650 SH	     SOLE		      9650        0      0
HALLIBURTON COMPANY	       COM		406216101     2884    70644 SH	     SOLE		     70644        0      0
HOME DEPOT INC		       COM		437076102     2553    72825 SH	     SOLE		     72825        0      0
INTEL CORP		       COM		458140100     2580   122723 SH       SOLE		    122723        0      0
INTL BUSINESS MACHINES	       COM		459200101      985     6717 SH	     SOLE		      6717        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      746    13425 SH	     SOLE		     13425        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      406    37127 SH	     SOLE		     37127        0      0
JOHNSON & JOHNSON	       COM		478160104     4228    68360 SH	     SOLE		     68360        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1885    44459 SH	     SOLE		     44459        0      0
KRAFT FOODS INC		       COM		50075N104     1108    35165 SH	     SOLE		     35165        0      0
LOWES COMPANIES INC	       COM	        548661107      222     8860 SH       SOLE		      8860  	  0	 0
M D U RESOURCES GROUP INC      COM		552690109      244    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      535     6982 SH	     SOLE		      6982        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1416    23112 SH	     SOLE		     23112        0      0
MERCK & CO INC		       COM		58933Y105      743    20619 SH	     SOLE		     20619        0      0
METLIFE INC		       COM		59156R108      809    18212 SH	     SOLE	             18212        0      0
MICROSOFT CORP		       COM		594918104     2886   103391 SH       SOLE		    103391        0      0
NABORS INDS INC		       COM		G6359F103     1109    47275 SH	     SOLE		     47275        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      203    10771 SH	     SOLE		     10771	  0	 0
NEXTRA ENERGY INC.	       COM		302571104      252     4850 SH	     SOLE		      4850        0      0
NORFOLK SOUTHERN CORP	       COM		655844108      208     3325 SH	     SOLE		      3325	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      391     6050 SH	     SOLE                     6050        0      0
OCCIDENTAL PETE CORP	       COM		674599105      262     2680 SH	     SOLE		      2680        0      0
ORACLE CORPORATION	       COM		68389X105     4389   140255 SH       SOLE		    140255        0      0
PEPSICO INCORPORATED	       COM		713448108     2542    38910 SH	     SOLE		     38910        0      0
PFIZER INCORPORATED	       COM		717081103     1962   112055 SH	     SOLE		    112055        0      0
PHILIP MORRIS INTL INC	       COM		718172109      239     4093 SH	     SOLE		      4093	  0      0
PNC FINANCIAL SERVICES	       COM		693475105      510     8400 SH	     SOLE		      8400        0      0
PPL CORPORATION		       COM		69351T106      244     9305 SH	     SOLE		      9305	  0      0
PRECISION CASTPARTS CORP       COM		740189105     1249     8975 SH	     SOLE		      8975        0      0
PRESIDENTIAL LIFE CORP	       COM		740884101      182    18346 SH	     SOLE		     18346	  0      0
PROCTER & GAMBLE CO	       COM		742718109     2463    38294 SH	     SOLE		     38294        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     4660   444309 SH	     SOLE	                 0        0 444309
QUALCOMM INC		       COM		747525103      328     6638 SH	     SOLE		      6638        0      0
REPUBLIC SERVICES INC	       COM		760759100      430    14415 SH	     SOLE		     14415        0      0
SARA LEE CORP		       COM		803111103      347    19825 SH	     SOLE		     19825        0      0
SPECTRA ENERGY CORP	       COM		847560109      268    10426 SH	     SOLE		     10726	  0      0
SUPERVALU INC		       COM		868536103      214    22237 SH	     SOLE 		     22237        0      0
SYSCO CORPORATION	       COM		871829107     1081    36771 SH	     SOLE		     36771        0      0
TEVA PHARM INDS LTD ADRF       COM		881624209      392     7537 SH	     SOLE		      7537        0      0
THE CHARLES SCHWAB CORP	       COM		808513105      946    55306 SH	     SOLE		     55306        0      0
THERMO ELECTRON CORP	       COM		883556102     2642    47740 SH	     SOLE		     47740        0      0
TIME WARNER INC		       COM		00184A105      719    22359 SH	     SOLE		     22359        0      0
TYCO INTL LTD NEW	       COM		902124106      753    18177 SH	     SOLE		     18177        0      0
VENTANA BIOTECH INC	       COM		92277F109        0    10000 SH       SOLE		     10000        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2751    76914 SH	     SOLE		     76914        0      0
WAL-MART STORES INC	       COM		931142103     2344    43475 SH	     SOLE		     43475        0      0
WARWICK VALLEY TELEPHONE CO    COM		936750108      155    11200 SH	     SOLE		     11200	  0      0
WATSON PHARMACEUTICALS	       COM		942683103     1939    37550 SH	     SOLE		     37550        0      0
WELLS FARGO  & CO NEW	       COM		949746101      469    15161 SH	     SOLE		     15161        0      0